EQUITY TRANSACTIONS - Stock price volatility (Details)	Jun. 30, 2012 Y	Dec. 31, 2011 Y
Accounting Policies [Abstract]
Expected stock price volatility		122.00%
Risk-free interest rate		2.64%
Expected option life (minimum years)	2.2	3.3
Expected option life (maximum years)	5.2	5.2
Expected annual dividend yield		0.00%